Feb. 28, 2015
A T C | Fidelity Global Bond Fund
Supplement to the
Fidelity Advisor® Global Bond Fund
Class A, Class T, and Class C
February 28, 2015
Prospectus

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.